Shareholder Report, Average Annual Return (Details)	12 Months Ended
Sep. 30, 2024
Arch Indices VOI Absolute Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arch Indices VOI Absolute Income ETF NAV
Average Annual Return, Percent	18.12%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	12.50%